UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02556

Name of Fund:  Merrill Lynch Ready Assets Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, Merrill Lynch Ready Assets Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 221-7210

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 -   Schedule of Investments


Merrill Lynch Ready Assets Trust

Schedule of Investments as of September 30, 2007 (Unaudited)                                                       (In Thousands)

                                                                       Face         Interest            Maturity
Issue                                                                Amount          Rate*                Date           Value
Certificates of Deposit - 1.1%

American Express Bank, FSB                                      $    13,000          5.65 %           10/16/2007      $    13,000

Wachovia Bank, NA                                                    42,450          5.32              2/06/2008           42,450

Total Certificates of Deposit (Cost - $55,450)                                                                             55,450


Certificates of Deposit - Yankee - 24.5%

Banco Bilbao Vizcaya Argentaria, S.A., NY                            20,000          5.60             12/04/2007           20,000
                                                                     18,145          5.065             4/02/2008           18,145
Bank of Montreal, Chicago                                            17,670          5.10              4/01/2008           17,670
Bank of Nova Scotia, NY                                              51,000          5.575 (a)        12/31/2007           50,998
                                                                     44,215          5.665 (a)         7/03/2008           44,202

Banque Nationale de Paris, NY                                        40,460          5.27             10/03/2007           40,460
                                                                     66,575          5.31             11/20/2007           66,575
                                                                     61,165          5.325            11/30/2007           61,165

Barclays Bank Plc, NY                                                31,000          5.305            10/11/2007           31,000
                                                                     45,000          5.70             12/10/2007           45,000

Calyon, NY                                                           50,000          5.67 (a)          4/02/2008           49,992

Canadian Imperial Bank of Commerce, NY                               56,000          5.843 (a)         3/17/2008           56,000
                                                                     50,185          5.09              4/01/2008           50,185

Deutsche Bank AG, NY                                                 50,045          5.385             3/11/2008           50,045

Fortis Bank SA/NV, NY                                                55,000          5.30              2/11/2008           55,000

HBOS Treasury Services Plc, NY                                       44,970          5.27             10/03/2007           44,970
                                                                     17,865          5.28             10/05/2007           17,865
                                                                     50,000          5.51             11/29/2007           50,000
                                                                     15,000          5.70             12/04/2007           15,000

Mizuho Corporate Bank, NY                                            20,000          5.73             10/02/2007           20,000
                                                                     30,000          5.45             10/19/2007           30,000

Natixis NY                                                           41,290          5.30 (a)          3/31/2008           41,283
                                                                     15,640          5.42              7/10/2008           15,686

Nordea Bank Finland Plc, NY                                          16,845          4.91              6/23/2008           16,846

Royal Bank of Scotland, NY                                           48,000          5.70             12/07/2007           48,000

Skandinaviska Enskilda Banken, NY                                    17,000          5.655            12/07/2007           17,000

Swedbank AB, NY                                                     100,000          5.15             12/21/2007          100,000

Toronto-Dominion Bank, NY                                            28,000          5.00              3/25/2008           28,000
                                                                     50,000          5.05              3/25/2008           50,000

UBS AG, Stamford                                                     25,000          5.05              3/20/2008           25,000

UniCredito Italiano, NY                                              30,180          5.385             3/20/2008           30,181

Total Certificates of Deposit - Yankee (Cost - $1,206,268)                                                              1,206,268


Commercial Paper - 57.4%

Allied Irish Banks North America                                     10,000          5.26             10/09/2007            9,988

Amstel Funding Corp.                                                 28,275          5.25             10/22/2007           28,188
                                                                     49,000          5.90             11/20/2007           48,598
                                                                     13,000          5.20             11/26/2007           12,895
                                                                     10,000          6.15             12/04/2007            9,891
                                                                     30,000          6.18             12/05/2007           29,665

Amsterdam Funding Corp.                                             100,000          5.22             10/22/2007           99,696

Atlantic Asset Securitization Corp.                                  86,000          6.00             10/17/2007           85,771
                                                                     50,000          6.05             10/18/2007           49,857

Atlantis One Funding Corp.                                           40,000          5.25             10/26/2007           39,854
                                                                     25,000          5.25             10/30/2007           24,894

Atlas Capital Funding Corp.                                          20,000          5.26             10/11/2007           19,971

Banco Bilbao Vizcaya Argentaria Puerto Rico                          25,000          5.13             11/26/2007           24,801

Bank of America Corp.                                                75,000          5.52             12/10/2007           74,195
                                                                     46,000          5.52             12/12/2007           45,492
                                                                     70,000          5.32              2/08/2008           68,655

Bavaria TRR Corp.                                                    26,000          5.29             10/25/2007           25,908

Beethoven Funding Corp.                                              11,000          5.35             10/15/2007           10,977
                                                                     15,000          5.43             12/17/2007           14,826

Beta Finance Inc.                                                    19,250          5.25             10/11/2007           19,222
                                                                     41,500          5.25             10/22/2007           41,373

Bryant Park Funding LLC                                              31,348          6.35             10/02/2007           31,342

CAFCO, LLC                                                           62,000          5.25             10/04/2007           61,973
                                                                     21,300          5.43             11/13/2007           21,162

CC (USA) Inc.                                                        20,000          5.255            10/09/2007           19,977

Cedar Springs Capital Co. LLC                                        20,000          5.25             10/16/2007           19,956
                                                                     14,291          5.25             10/19/2007           14,253

Chariot Funding LLC                                                  23,000          6.33             10/05/2007           22,984
                                                                     10,000          6.08             10/23/2007            9,963

Ciesco LLC                                                           46,500          5.275            11/07/2007           46,248

Concord Minutemen Capital                                            18,258          5.30             10/19/2007           18,210

Cullinan Finance Corp.                                               41,170          5.255            10/04/2007           41,152

DEPFA Bank Plc                                                       40,000          5.50             10/22/2007           39,872

Edison Asset Securitization, LLC                                     50,000          5.25             10/30/2007           49,789
                                                                     25,000          5.85             11/19/2007           24,801

Erasmus Capital Corp.                                                35,000          5.26             10/02/2007           34,995
                                                                     30,000          6.30             10/10/2007           29,953
                                                                     15,000          5.40             11/20/2007           14,887
                                                                     20,000          5.93             12/17/2007           19,746

Fountain Square Commercial Funding Corp.                              9,980          5.25             10/15/2007            9,960

General Electric Capital Corp.                                       30,000          5.24             10/19/2007           29,921
                                                                     50,000          5.24             10/24/2007           49,833

Govco LLC                                                            20,000          5.25             10/10/2007           19,974
                                                                      8,000          5.245            10/23/2007            7,974
                                                                     25,000          5.25             10/29/2007           24,898
                                                                     40,000          5.73             11/15/2007           39,713

Grampian Funding LLC                                                 45,525          5.58             11/15/2007           45,207
                                                                     36,065          5.185            11/19/2007           35,810

Greenwich Capital Holdings, Inc.                                     24,000          5.45             11/15/2007           23,836

Greyhawk Funding LLC                                                  9,300          5.28             10/02/2007            9,299
                                                                     20,000          5.25             10/10/2007           19,974

HBOS Treasury Services Plc                                           74,000          5.25             10/17/2007           73,827
                                                                     22,000          5.25             10/18/2007           21,945

Irish Life & Permanent Plc                                            4,950          5.25             10/03/2007            4,949
                                                                     20,000          5.25             10/10/2007           19,974
                                                                     20,000          5.25             10/22/2007           19,939

K2 (USA) LLC                                                         16,100          5.26             10/05/2007           16,091

Lexington Parker Capital Co., LLC                                     9,000          5.25             10/25/2007            8,969
                                                                     20,000          5.28             11/05/2007           19,897
                                                                     40,000          6.07             11/16/2007           39,690

Liberty Street Funding, LLC                                           7,000          5.27             10/30/2007            6,970
                                                                     34,050          5.75             12/12/2007           33,658

Mont Blanc Capital Corp.                                              8,900          5.26             10/09/2007            8,890

Newport Funding Corp.                                                 8,335          5.25             10/09/2007            8,325

North Sea Funding LLC                                                26,000          5.35             10/29/2007           25,892

Picaros Funding LLC                                                  63,000          5.26             10/16/2007           62,862

Raiffeisen Zentralbank                                               11,000          5.25             10/03/2007           10,997
                                                                     10,000          5.25             10/10/2007            9,987
                                                                     20,000          5.13             12/19/2007           19,775
                                                                     23,000          5.14             12/27/2007           22,714

Scaldis Capital LLC                                                  35,000          6.08             12/13/2007           34,568
                                                                     20,000          5.75             12/14/2007           19,764

Sedna Finance Inc.                                                   10,000          5.25             10/25/2007            9,965

Simba Funding Corp.                                                  18,000          5.27             10/25/2007           17,937
                                                                     15,000          5.27             10/26/2007           14,945

Skandinaviska Enskilda Bank AB                                       20,000          5.32              3/13/2008           19,515

Societe Generale, NA                                                 50,000          5.25             10/05/2007           49,971
                                                                     44,000          5.25             11/02/2007           43,795
                                                                    111,000          5.13              2/05/2008          108,991
                                                                     35,000          5.165             2/08/2008           34,347

Swedbank Mortgage AB                                                 20,000          5.25             10/12/2007           19,968

Thames Asset Global Securitization No. 1, Plc                        27,000          5.22             10/24/2007           26,910
                                                                     31,945          5.25             10/26/2007           31,829

Three Pillars Funding Corp.                                          15,400          5.26             10/16/2007           15,366

Ticonderoga Funding LLC                                              23,000          6.10             10/01/2007           23,000
                                                                     15,000          6.28             10/12/2007           14,971

UBS Finance (Delaware), LLC                                          40,000          5.165            10/10/2007           39,948
                                                                     46,000          5.245            10/24/2007           45,846
                                                                     15,000          5.31              3/13/2008           14,637
                                                                     60,000          5.25              3/18/2008           58,521

UniCredito Italiano Bank (Ireland) Plc                               25,170          5.245             3/20/2008           24,543

Vetra Finance Inc.                                                   10,000          5.27             10/25/2007            9,965

Westpac Securities NZ Ltd.                                           60,000          5.245            10/23/2007           59,808

Yorktown Capital, LLC                                                20,000          5.25             10/26/2007           19,927

Total Commercial Paper (Cost - $2,816,767)                                                                              2,816,767


Corporate Notes - 10.1%

ANZ National International Ltd.                                      27,000          5.819 (a)         9/05/2008           27,000

Arkle Series 2006-1A Class 1A                                        11,400          5.732 (a)        11/19/2007           11,400

ASIF Global Financing XXX                                            15,000          5.156 (a)         9/22/2008           15,000

Bank of Ireland                                                      12,000          5.496 (a)         9/19/2008           12,000

BASF Finance Europe NV                                               45,000          5.35 (a)          9/19/2008           44,938

CC (USA) Inc.                                                        34,000          5.35 (a)          4/07/2008           34,003

Cullinan Finance Corp.                                               30,295          5.111 (a)         6/25/2008           30,293

General Electric Capital Corp.                                       50,000          5.878 (a)        10/17/2007           50,000

Goldman Sachs Group, Inc.                                            51,700          5.822 (a)         9/12/2008           51,700

HSBC Finance Corp.                                                   39,000          5.186 (a)         8/22/2008           39,000

Metropolitan Life Global Funding I                                   11,500          5.853 (a)         9/12/2008           11,500
                                                                     16,500          5.827 (a)        10/06/2008           16,500

Nationwide Building Society                                          13,000          5.44 (a)          7/25/2008           13,000

Northern Rock Plc                                                    21,500          5.814 (a)         7/08/2008           21,500

Principal Life Insurance Co.                                         26,025          5.75 (a)         12/07/2007           26,028

Royal Bank of Scotland                                               80,000          5.35 (a)          9/26/2008           80,000

Westpac Banking Corp.                                                11,000          5.785 (a)        10/10/2008           11,000

Total Corporate Notes (Cost - $494,861)                                                                                   494,862


Funding Agreements - 4.5%

Genworth Life Insurance Co. (b)                                      20,000          5.80 (a)         12/03/2007           20,000
                                                                     25,000          5.824 (a)        10/10/2008           25,000

Jackson National Life Insurance Co. (b)                              86,000          5.78 (a)          5/01/2008           86,000

Metropolitan Life Insurance Co. (b)                                  20,000          5.79 (a)          4/01/2008           20,000

New York Life Insurance Co. (b)                                      20,000          5.773 (a)        10/15/2007           20,000
                                                                     50,000          5.773 (a)         4/14/2008           50,000

Total Funding Agreements (Cost - $221,000)                                                                                221,000


Secured Liquidity Notes% - 0.8%

Foxboro Funding Ltd.                                                 40,000          5.30             10/12/2007           39,935

Total Secured Liquidity Notes (Cost - $39,935)                                                                             39,935


U.S. Government Agency & Instrumentality Obligations - Non-Discount - 0.7%

Federal Farm Credit Banks                                            13,000          5.446 (a)         2/20/2008           12,999

Freddie Mac                                                          10,700          4.705            10/11/2007           10,700
                                                                     11,000          4.75             10/24/2007           11,000

Total U.S. Government Agency & Instrumentality Obligations -
Non-Discount (Cost - $34,700)                                                                                              34,699


Face Amount    Issue

Repurchase Agreements - 2.4%
$    117,495   Deutsche Bank Securities Inc. purchased on 9/28/2007 to yield 4.85% to 10/01/2007, repurchase price of $117,542 collateralized by Federal Farm Credit Bank 5.07% to 5.09% due 12/05/2024 to
               12/06/2027, Federal Home Loan Bank 5% to 5.375% due 9/09/2011 to 3/10/2017, Freddie Mac
               4.48% to 4.625% due 9/19/2008 to 7/09/2013                                                                 117,495

Total Repurchase Agreements (Cost - $117,495)                                                                             117,495

Total Investments (Cost - $4,986,476**) - 101.5%                                                                        4,986,476
Liabilities in Excess of Other Assets - (1.5%)                                                                           (75,412)
                                                                                                                      -----------
Net Assets - 100.0%                                                                                                   $ 4,911,064
                                                                                                                      ===========


  * Commercial Paper and certain U.S. Government Agency & Instrumentality
    Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity.
    Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2007.

 ** Cost for federal income tax purposes.

(a) Floating rate security.

(b) Restricted securities as to resale, representing 4.50% of net assets, were as follows:

                                           Acquisition
    Issue                                      Date         Cost        Value

    Genworth Life Insurance Co.:
        5.80% due 12/03/2007                12/01/2006   $  20,000   $  20,000
        5.824% due 10/10/2008                9/10/2007      25,000      25,000
    Jackson National Life Insurance Co.,
    5.78% due 5/01/2008                      5/01/2006      86,000      86,000
    Metropolitan Life Insurance Co.,
    5.79% due 4/01/2008                      4/02/2006      20,000      20,000
    New York Life Insurance Co.:
       5.773% due 10/15/2007                10/18/2005      20,000      20,000
       5.773% due 4/14/2008                  5/26/2006      50,000      50,000
                                                         ---------   ---------
    Total                                                $ 221,000   $ 221,000
                                                         =========   =========



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Ready Assets Trust


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       Merrill Lynch Ready Assets Trust


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       Merrill Lynch Ready Assets Trust


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       Merrill Lynch Ready Assets Trust


Date: November 20, 2007